Business Combination and Others	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Business Combination and Others
4. Business Combination and Others
a) Ferro Alloys Corporation Limited—Business Combination
On September 21, 2020, the Company acquired control over Ferro Alloys Corporation Limited (“FACOR”). FACOR was admitted under Corporate insolvency resolution process in terms of the Insolvency and Bankruptcy Code, 2016 of India. The National Company Law Tribunal (NCLT) vide its order dated January 30, 2020 approved the resolution plan for acquiring controlling stake in FACOR. Pursuant to the approved resolution plan, FACOR will be wholly owned subsidiary of the Company. FACOR holds 90% equity in its subsidiary, Facor Power Limited (FPL).
FACOR is in the business of producing Ferro Alloys and owns a Ferro Chrome plant with capacity of 72,000 TPA, two
operational Chrome mines and 100 MW of Captive Power Plant through its subsidiary, FACOR Power Limited (FPL). The acquisition will complement the Group’s existing steel business as the vertical integration of ferro manufacturing capabilities has the potential to generate significant efficiencies.
The fair value of the identifiable assets and liabilities of FACOR as at the date of the acquisition were as follows:

	( ₹ in million)	($ in million)
Particulars	Fair Value at Acquisition	Fair Value at Acquisition
Property, Plant and Equipment*	3,543	49
Other non-current assets	93	1

Non-current assets	3,636	50

Inventories	460	6
Cash and cash equivalents	106	2
Short-term Investments	688	9
Trade and other receivables	371	5

Current assets	1,625	22

Total Assets (A)	5,261	72

Borrowings	93	1
Deferred tax liabilities	597	8
Trade and other payables	664	9
Provisions	74	1

Total Liabilities (B)	1,428	19

Net Assets (C = A-B)	3,833	53

Satisfied by:
Cash Consideration Paid for Equity acquired	336	5
Cash Consideration Paid for Debt acquired	216	3
Zero coupon Non-Convertible Debentures issued by FACOR repayable equally over 4 years commencing March 2021 (Nominal value ₹ 2,865 million) ($ 39 million)**	2,358	32

Total Purchase consideration (D)	2,910	40

Non-Controlling interest on acquisition (10% of net liabilities of FPL) (E)	(309)	(4)

Bargain Gain (C-D-E) (Refer Note 7)	1,232	17

*	Includes mining rights of ₹ 2,202 million ($ 30 million).

**	The instrument has been recorded at fair value and a small portion of the same are yet to be issued.

Since the date of acquisition, FACOR has contributed
₹
 2,740 million ($ 37 million) and
₹
 1,628 million ($ 22 million) to the Group revenue and profit before tax respectively for the year ended March 31, 2021.
If FACOR had been acquired at the beginning of the year, the Group revenue would have been
₹
 870,867 million ($ 11,907 million) and the profit before tax of the Group would have been
₹
 166,237 million ($ 2,273 million).
The carrying amount of all assets and liabilities within the working capital equals their fair value. None of the Trade receivables was impaired and the full contractual amount were expected to be realised. Mining Rights have been valued considering the With or Without method, i.e., based on the cost savings resulting from the usage of the mines vis a vis procurement of raw material (chrome ore) from external vendors. Land has been valued based on the Right to Fair Compensation and Transparency in Land Acquisition, Rehabilitation and Resettlement Act. Buildings, Plant & Machinery, Other Tangible Assets, Capital Work in Progress and Capital Advances pertaining to the Tangible Assets together have been estimated based on the Value in Use of FACOR under the Income Approach. Since FACOR was acquired as part of IBC, 2016, it resulted in a bargain gain forming part of Investment and other Income.
Non-controlling
interest has been measured at the
non-controlling
interest’s proportionate share of FPL’s identifiable net assets.
Acquisition costs of
₹
 28 million ($ 0 million) have been charged to the consolidated statement of profit and loss.
b) Acquisition of Global coke plant
On July 28, 2019, the Group acquired Sindhudurg plant of Global Coke Limited which was under liquidation as per the Insolvency and Bankruptcy Code 2016 (including all amendments for the time being in force) for a cash consideration of
₹
 335 million. The assets acquired mainly included Land, Building and Plant & Machinery of similar value as the cash consideration. The acquisition complements backward integration opportunity for the Group’s existing pig iron division and also increase Group’s footprint in met coke market in south western part of India. Detailed disclosure of fair value of the identifiable assets and liabilities of Sindhudurg plant has not been provided as the same is not material.
Acquisition costs related to the same were not material.